Summary of Significant Accounting Policies - Advertising (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Advertising expenses	$ 8.5	$ 7.7